STOCKHOLDERS' DEFICIT (Details)	Mar. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares
STOCKHOLDERS' DEFICIT
Common Stock, Shares Authorized	185,000,000.0	185,000,000.0	185,000,000.0
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.01	$ 0.01	$ 0.01
Common Stock, Shares, Issued	153,600,000	153,549,011	153,539,011
Common Stock, Shares, Outstanding	153,300,000	153,313,505	153,303,505
Number of vote entitled to		1
Shares underlying outstanding equity awards		29,906,466	26,960,954
Shares available for future equity awards		1,916,140	3,871,654
Total		31,822,606	30,832,608